SUBSEQUENT EVENT (Details Narrative) - USD ($)	Sep. 09, 2022	Aug. 31, 2022	Nov. 30, 2021
Subsequent Event [Line Items]
Shares issued per shares		$ 10.00	$ 10.00
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001
Subsequent Event [Member] | H W H International Inc [Member]
Subsequent Event [Line Items]
Stock issued during period, shares acquisitions	12,500,000
Shares issued per shares	$ 10.00
Subsequent Event [Member] | H W H International Inc [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Consideration to be paid	$ 125,000,000
Common stock, par value	$ 0.0001